Personnel Costs (Details) - Schedule of personnel costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Personnel Costs Abstract
Laboratory operations	$ 67	$ 42	$ 39
R&D staff	19	14	17
S&M staff	101	71	64
G&A staff	71	64	57
Total number of employees	258	191	177
Their aggregate remuneration comprised:
Wages and salaries	23,066	18,150	17,552
Social security costs	1,684	1,257	1,275
Pension costs	724	594	567
Health insurance expenses	3,167	2,324	2,093
Share-based compensation	867	1,222	1,295
Other costs	1,010	813	543
Total personnel costs	$ 30,518	$ 24,360	$ 23,325